5. EQUITY TRANSACTIONS (Details - Stockbased Compensation) - USD ($)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Stock Based Compensation	$ 2,186,309	$ 202,844
Stock Options
Stock Based Compensation	$ 2,186,309	$ 202,844